Note 42 - Impact on DBs Transformation (Detail:Text Values)	12 Months Ended
Dec. 31, 2019 EUR (€)
Impairmentt of Goodwill [Abstract]
Recoverable amount for WM	€ 1,900,000,000
Goodwill impairment in WM	545,000,000
Recoverable amount for GTB and CF	10,200,000,000
Goodwill impairment in GTB and CF	491,000,000
Total Impairment	1,000,000,000
Of which: Impairment recorded in PB	545,000,000
Of which: Impairment recorded in CB	491,000,000
Software Impairments [Abstract]
Impairment from reassessment	855,000,000
Of which: Impairment recorded in CB	148,000,000
Of which: Impairment recorded in IB	201,000,000
Of which: Impairment recorded in PB	149,000,000
Of which: Impairment recorded in CRU	358,000,000
Additional amortization recorded in CRU included in General and administrative expenses	114,000,000
Real estate impairment [Abstract]
Total impairment	137,000,000
Of which: Impairment recorded in CB	12,000,000
Of which: Impairment recorded in IB	13,000,000
Of which: Impairment recorded in PB	38,000,000
Of which: Impairment recorded in AM	30,000,000
Of which: Impairment recorded in CRU	5,000,000
Of which: Impairment recorded in Corporate and Oher	38,000,000
Service contract provisions for external vendors recorded in CRU	23,000,000
Deferred tax asset valuation adjustments primarily relate to the US and UK	2,800,000,000
Restructuring charges [Abstract]
Restructuring expenses	€ 611,000,000
Employee impact in FTE	1,600
Severance expenses	€ 97,000,000
Financial instrument business model reclassification
From hold to collect business model classified as Loans at amortized cost (carrying value)	128,000,000
To hold to collect and sell business model classified as Financial assets at fair value through other comprehensive income (fair value)	126,000,000
Reduction in carrying value recorded in Accumulated other comprehensive income	2,000,000
From hold to collect business model classified as Loans at amortized cost (carrying value)	278,000,000
To Trading/Other model classified as Financial assets at fair value through PL (fair value)	266,000,000
Reduction in carrying value recorded in 'Net gains (losses) on financial assets at fair value through profit or loss'	12,000,000
Other transformation related expenses
Other Transformation related expenses	15,000,000
Of which: Recorded in PB	5,000,000
Of which: Recorded in CRU	€ 11,000,000